Loss Per Share	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE
11.	LOSS PER SHARE

For the year ended March 31, 2021, the Company had potential ordinary shares issuable upon the conversion of convertible note #6, where applicable. As the Group incurred losses for the year ended March 31, 2021, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share.

	For the year ended March 31,
	2020	2020	2019
Basic Loss Per Share Numerator

Loss for the year attributable to owners of the Company	$(5,148,085)	$(1,416,717)	$(1,056,360)

Diluted Loss Per Share Numerator
Loss for the year attributable to owners of the Company	$(5,148,085)	$(1,416,717)	$(1,056,360)

Basic Loss Per Share Denominator
Original shares:	11,421,393	11,421,393	11,421,393
Additions from actual events:
- Issuance of common stock, weighted	228,812	-	-
Basic weighted average shares outstanding	11,650,205	11,421,393	11,421,393

Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	11,650,205	11,421,393	11,421,393
Dilutive shares: Potential additions from dilutive events:
- None	-	-	-
Diluted Weighted Average Shares Outstanding:	11,650,205	11,421,393	11,421,393

Loss Per Share
- Basic	$(0.44)	$(0.12)	$(0.09)
- Diluted	$(0.44)	$(0.12)	$(0.09)
Weighted Average Shares Outstanding
- Basic	11,650,205	11,421,393	11,421,393
- Diluted	11,650,205	11,421,393	11,421,393